Equity Investments in Subsidiaries, Associates and Joint Ventures - Additional information (Detail) - ARS ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 14, 2020	May 05, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 01, 2020
Disclosure of subsidiaries [line items]
Share Capital			$ 1,474,692	$ 1,426,765		$ 47,927,494
Net cash flows used in investment activities			$ (6,782,343)	$ (7,102,955)	$ (7,510,667)
Tarjetas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of capital stock	17.00%		100.00%
Number of shares issued			1,680,183,936
Par value per share						$ 1
Rights per share			one vote per share
Percentage of voting interests acquired			0.00%	17.00%
Galicia Securities S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		100.00%
Consideration transferred, acquisition date fair value		$ 32,158
Net identifiable assets recognized		22,956
Goodwill recognized as of acquisition date		9,202
Net cash flows used in investment activities		$ 32,158